Finance (Income)/ Costs, Net - Schedule of Finance (Income)/ Costs, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Costs [Line Items]
Total	$ (79,804)	$ 1,910,112	$ 1,373,446
Interest (income)/cost (Sharing agreement)[Member]
Finance Costs [Line Items]
Total	(86,169)	1,760,591	1,364,659
Accretion Of Interest Expense Of Acquisition Installments Payable
Finance Costs [Line Items]
Total	$ 6,365	9,307
Interest Cost Assignee A, Related Party (Agreement)
Finance Costs [Line Items]
Total		77,117	4,833
Interest Cost Assignee B (Agreement)
Finance Costs [Line Items]
Total		$ 63,097	$ 3,954